CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Partners Capital And Distributions [Line Items]
Net income	$ 220,395	$ 196,120	$ 218,044
Other comprehensive income/(loss):
Foreign currency translation adjustments	(29,308)	25,016	(39,051)
Changes in defined benefit plans, net of tax	139,227	(41,498)	(127,798)
Change in derivative financial instruments, net of tax	6,465	1,460	(672)
Comprehensive income	336,779	181,098	50,523
Net (income) attributable to noncontrolling interests	(1,282)	(110)	(527)
Other comprehensive loss/(income) attributable to noncontrolling interests	922	(505)	89
Comprehensive income attributable to Sonoco	$ 336,419	$ 180,483	$ 50,085